CONSOLIDATED BALANCE SHEET € in Millions		Dec. 31, 2018 EUR (€)		Dec. 31, 2017 EUR (€)
Current assets
Cash and cash equivalents	[1]	€ 10,836		€ 7,363
Financial assets held for trading		6,552	[2]	6,012
Financial assets available for sale	[2]			207
Other current financial assets		300		316
Trade and other receivables		14,101		15,421
Inventories		4,651		4,621
Income tax receivables		191		191
Other tax receivables		561		729
Other current assets		2,258		1,573
Current assets		39,450		36,433
Non-current assets
Property, plant and equipment		60,302		63,158
Inventories - compulsory stock		1,217		1,283
Intangible assets		3,170		2,925
Equity-accounted investments		7,044		3,511
Other investments		919		219
Other non-current financial assets		1,253		1,675
Deferred tax assets		3,931		4,078
Other non-current assets		792		1,323
Non-current assets		78,628		78,172
Assets held for sale		295		323
TOTAL ASSETS		118,373		114,928
Current liabilities
Short-term debt		2,182		2,242
Current portion of long-term debt		3,601		2,286
Trade and other payables		16,747		16,748
Income tax payables		440		472
Other tax payables		1,432		1,472
Other current liabilities		3,980		1,515
Current liabilities		28,382		24,735
Non-current liabilities
Long-term debt		20,082		20,179
Provisions for contingencies		11,886		13,447
Provisions for employee benefits		1,117		1,022
Deferred tax liabilities		4,272		5,900
Other non-current liabilities		1,502		1,479
Non-current liabilities		38,859		42,027
Liabilities directly associated with assets held for sale		59		87
TOTAL LIABILITIES		67,300		66,849
SHAREHOLDERS' EQUITY
Non-controlling interest		57		49
Eni shareholders' equity
Share capital		4,005		4,005
Retained earnings		36,702		35,966
Cumulative currency translation differences		6,605		4,818
Other reserves		1,672		1,889
Treasury shares		(581)		(581)
Interim dividend		(1,513)		(1,441)
Net profit (loss)		4,126		3,374
Total Eni shareholders' equity		51,016		48,030
TOTAL SHAREHOLDERS' EQUITY		51,073		48,079
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		118,373		114,928
Related parties [member]
Current assets
Other current financial assets		49		73
Trade and other receivables		633		834
Other current assets		71		30
Non-current assets
Other non-current financial assets		915		1,214
Other non-current assets		160		46
Current liabilities
Short-term debt		661		164
Trade and other payables		3,664		2,808
Other current liabilities		63		60
Non-current liabilities
Other non-current liabilities		€ 23		€ 23

[1]	Cash and cash equivalents as of December 31, 2018, include €19 million of cash and cash equivalents of consolidated subsidiaries held for sale that were reported in the item Assets held for sale in the balance sheet
[2]	Income or expense were recognized in the profit and loss account within “Finance income (expense)”.